EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 21, 2013 (Accession No. 0001193125-13-267271), to the Prospectus dated May 1, 2013, as supplemented, for the Class IA, IB and K shares of EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio and EQ/Quality Bond PLUS Portfolio, each a series of EQ Advisors Trust.